Supplemental Disclosure of Noncash Activities	12 Months Ended
Dec. 31, 2020
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed) [Abstract]
Supplemental Disclosure Of Noncash Activities
12.	Supplemental Disclosure of Noncash Activities
As described in Note 1, on April 1, 2020, the Company acquired a restaurant from a franchisee, with financing on a note payable of $600,000.
As described in Note 5, consideration issued in the business combination included shares of stock valued at $103,680,000, and contingent consideration valued at $103,207,000.